Description of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
Description of Business
APX Group Holdings, Inc. (“Holdings” or “Parent”), and its wholly-owned subsidiaries, (collectively the “Company”), is one of the largest smart home companies in North America. The Company is engaged in the sale, installation, servicing and monitoring of smart home and security systems, primarily in the United States and Canada. Holdings is wholly-owned by Vivint Smart Home, Inc., which is majority owned by 313 Acquisition, LLC. Vivint Smart Home, Inc. and APX Group Holdings, Inc. have no operations.